Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

(31) Subsequent events

The Company announced in December 2020 that an agreement was reached to invest in the company RYC Alimentos (“RYC”), a multiprotein processing and marketing company with production centers in the state of Puebla, Mexico. This agreement will allow the Company to continue taking solid steps towards consolidation in other proteins, as well as in value-added products. At the date of issuance of the consolidated financial statements, the acquisition is currently under review by the Federal Economic Competition Commission (COFECE, for its Spanish acronym). Management expects to complete the process associated with the acquisition during 2021.